Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of income taxes [Line Items]
Current taxes	$ 31,326	$ 31,270	$ 27,526
Deferred taxes	(1,252)	(4,087)	(1,807)
Income tax expense	30,074	27,183	25,719
Domestic [member]
Disclosure of income taxes [Line Items]
Current taxes	0
Deferred taxes	0
Income tax expense				$ 0
Foreign [member]
Disclosure of income taxes [Line Items]
Current taxes	31,326	31,270	27,526
Deferred taxes	$ (1,252)	$ (4,087)	$ (1,807)